Commitments and Contingencies (Details)	Apr. 02, 2023 lawsuit company	Jan. 01, 2023 company	May 31, 2021 case
Commitments and Contingencies Disclosure [Abstract]
Number of other companies | company	120	120
Number of pututive class action lawsuits, named	4
Number of pututive class action lawsuits	7
Number of cases | case			1